OCTOBER 10, 2000

                            THE JAMES ADVANTAGE FUNDS
                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 1, 1999

Effective October 10, 2000, the maximum front-end sales load imposed on purchases of The Golden Rainbow Fund is lowered from 5.75% to 2.00%. The Prospectus is hereby revised as follows:

EXPENSE INFORMATION (p. 6)

The existing section titled "SHAREHOLDER FEES" is deleted and replaced by the following:

SHAREHOLDER FEES (fees paid directly from your investment):

                             THE GOLDEN RAINBOW FUND

                                                Class A Shares    Class C Shares(a)   Class R Shares(a)
                                                --------------    --------------      --------------
Maximum Sales Load Imposed on Purchases               2.00%            None                 None
Maximum Deferred Sales Load Imposed
on Purchases                                          None(b)          1.00%(c)             None

            THE JAMES SMALL CAP FUND, THE JAMES LARGE CAP PLUS FUND,
                          THE JAMES MARKET NEUTRAL FUND

                                                Class A Shares    Class C Shares(a)   Class R Shares(a)
                                                --------------    --------------      --------------
Maximum Sales Load Imposed on Purchases               5.75%             None                None
Maximum Deferred Sales Load Imposed
on Purchases                                          None(b)           1.00%(c)            None

(a) As of the date of this Prospectus, these classes have not yet commenced operations.
(b) Purchases at net asset value of amounts totaling $1 million or more may be subject to a contingent deferred sales load of 1% if a redemption occurs within 18 months of purchase and a commission was paid to a participating unaffiliated dealer.
(c) This sales load applies if you redeem your shares within 1 year of purchase.

EXAMPLE (p.8)

The existing section for The Golden Rainbow Fund is deleted and replaced by the following:

                                       1 Year     3 Years    5 Years    10 Years
                                       ------     -------    -------    --------
         THE GOLDEN RAINBOW FUND
         Class A Shares                 $309        $561       $832      $1,606
         Class C Shares                  337         730
         Class R Shares                  152         471

HOW TO PURCHASE SHARES

The existing section titled "CLASS A SHARES" (p. 12) is deleted and replaced by the following:

     Class A shares of each Fund are purchased at the public offering price. The public offering price is the next determined NAV per share plus a sales load as shown in the table below. Class A shares are subject to a continuing .25% annual distribution fee.

     The following table illustrates the initial sales load breakpoints for the purchase of shares of The Golden Rainbow Fund for accounts opened after October 9, 2000:

================================================================================
                                Sales Load as of % of:

                                  Public      Net
                                 Offering   Amount    Dealer Reallowance as % of
Amount of Investment              Price    Invested      Public Offering Price
================================================================================
Less than $1,000,000               2.00%      2.00%              1.50%
$1,000,000 or more                 None       None               None
================================================================================

     The following table illustrates the initial sales load breakpoints for the purchase of shares of The James Small Cap Fund, The James Large Cap Plus Fund and The James Market Neutral Fund after October 31, 1999:

================================================================================
                                Sales Load as of % of:

                                  Public      Net
                                 Offering   Amount    Dealer Reallowance as % of
Amount of Investment              Price    Invested      Public Offering Price
================================================================================
Less than $50,000                  5.75%      6.10%              5.25%
$50,000 but less than $100,000     4.00%      4.18%              3.50%
$100,000 but less than $250,000    3.50%      3.65%              3.00%
$250,000 but less than $500,000    2.50%      2.61%              2.00%
$500,000 but less than $1,000,000  2.00%      2.09%              1.50%
$1,000,000 or more                 None       None               None
================================================================================

For initial purchases of Class A shares of the Funds of $1 million or more and subsequent purchases further increasing the size of the account, a dealer's commission of 1% of such purchases may be paid by the Distributor to participating unaffiliated dealers through whom such purchases are effected. A contingent deferred sales load is imposed upon redemptions of such Class A shares if the dealer's commission described above was paid by the Distributor and the shares are redeemed within 18 months from the date of purchase. The contingent deferred sales load paid to the Distributor will be 1% of the NAV at the time of purchase of the Class A shares being redeemed. If a purchase of Class A shares is subject to the contingent deferred sales load, you will be so notified on the confirmation you receive for such purchase. Redemptions of such Class A shares of a Fund held for 18 months or more will not be subject to the contingent deferred sales load.